Monogenesis Corporation









Audited Financial Statements







December 31, 1997

George E. Clark
CERTIFIED PUBLIC ACCOUNTANT
6309 ROSWELL ROAD, NE
SUITE 2-B
ATLANTA, GEORGIA 30326
(404) 256-1218  FAX (404) 256-5634

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholders
Monogenesis Corporation
Walker, West Virginia

I have audited the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of December 31, 1997, and the related statements of operations, cash flows, and changes in net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. My responsibility is to express an opinion on these financial statements and per share data and ratios based on my audit.

I conducted my audit in accordance with generally accepted auditing standards.
 Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finical statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management
, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Monogenesis Corporation as of December 31, 1997, and the results of its operations, its cash flows, and the changes in its net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended in conformity with generally accepted accounting principles.


February 19, 1998
George E. Clark


MONOGENESIS CORPORATION

Statement of Assets and Liabilities
December 31, 1997

Assets

Investments in securities, at value-identified cost $18,457.83
$511, 584.38
Cash
67,329.70
Equipment, net of accumulated depreciation of $732,14
6,589.26
Total Assets
$585,503.34


Liabilities

Accounts payable
$426.52
Loans from shareholders
136.60
Total liabilities
$563.12


Net Assets

Net assets (equivalent to $286.88 per share based on 2,039 shares of capital stock outstanding)(Note 5)
$584,940.22





The accompanying NOTES to the Financial Statements are an integral part of this statement.

NOTES: "See Accountant's Report"


MONOGENESIS CORPORATION


Statement of Changes in Net Assets
For the years ended December 31, 1997 and 1996


Increase (Decrease) in Net Assets from Operations
1997
1996



Investment Income (Net)
$(44,202.68)
$(39,913.02)
Net realized gain on investments
154,987.18
-
Change in unrealized appreciation
492,821.30
275.05



Net increase in net assets resulting from operations
603,605.80
39,637.97



Capital Share Transactions
-
10,000.00



Net increase (decrease) in net assets
603,605.80
(29,637.97)



Net Assets


Beginning of the year
(18,665.58)
10,972.39



End of year
$584,940.22
$(18,665.58)




The accompanying NOTES to the Financial Statements are an integral part of this statement.

NOTES: "See Accountant's Report"

MONOGENESIS CORPORATION


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

Investment Income

Income

Dividends
$      -
Interest
282.75
Other income
-


Total income
282.75


Expenses

Officer salaries
6,200.00
Director's fees
1,000.00
Professional fees
6,489.30
Custodian, transfer agent and distribution fees
27,929.44
Other administration expenses
2,134.55
Depreciation
732.14


Total expenses
44,485.43


Investment Income-Net
(44,202.68)


Realized and Unrealized Gain on Investments

(Note 2)

Net realized gain on investments
154,987.18
Change in unrealized appreciation of investments for
the year
492,821.30


Net gain on investments
647,808.48




Net Increase in Net Assets Resulting From Operations
$603,605.80



The accompanying NOTES to the Financial Statements are an integral part of this statement.

NOTES: "See Accountant's Report"






MONOGENESIS CORPORATION


STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 1997


Cash Flow From Operation Activities

Net increase in net assets
$603,605.80
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities


Depreciation
732.14
Increase in unrealized appreciation of investment securities
(523,863.20)
Decrease in accounts payable
(7,295.25)


Net cash provided by (used in) operating activities
73,179.49


Cash Flows From Financing Activities

Purchase of assets
(7,321.40)


Cash Flows From Investing Activities
-


Net Increase In Cash And Cash Equivalents
65,858.09


Cash Balance, Beginning of Year
1,471.61


Cash Balance, End of Year
$67,329.70



The accompanying NOTES to the Financial Statements are an integral part of this statement.

NOTES: "See Accountant's Report"














MONOGENESIS CORPORATION


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company
 Act of 1940 as a nondiversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation- Equipment is depreciated using the straight-line method over a ten year period.

Accrual of expenses- It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

Security valuation- Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes- The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as there are sufficient tax net operating loss carryforwards and Section 179 write-offs available to offset any taxable income.



"SEE ACCOUNTANT'S REPORT"






MONOGENESIS CORPORATION


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


(2) INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities during the year were $20,250 and $158,920, respectively. Net income on investments for the year ended December 31, 1997, was $282.75. That amount represents the net increase in value of the investments held during the year. All investment decisions are made by the Company's President. Purchases, when they occur, are made funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the year. The Company only distributes property dividends of stock that it acquires in ensuring public companies. Such acquisitions of stock are made from Paid-In Capital: therefore, ensuing stock dividends are charges to Paid-In Capital.

(4) OFFICER/DIRECTOR COMPENSATION

The Company paid officer salaries of $6,200 during the year. $1,000 in director fees were paid to two different directors.

(5) CAPITAL SHARE TRANSACTIONS

As of December 31, 1996, there were 3,000 shares of $.01 par value stock authorized, 2,039 shares issued and outstanding, and Paid-In Capital aggregated $89,297.39.



"SEE ACCOUNTANT'S REPORT"









MONOGENESIS CORPORATION




INVESTMENTS IN SECURITIES
DECEMBER 31, 1997



				Number of shares
								Value
Common Stocks- 100%





Health care- 100%





PML, Inc.
				475
								$950.00



Exigent International, Inc.
				18,375
								50,531.25



Exigent International, Inc. warrants 1/30/2000
				19,200
								12,000.00



Tice Tech, Inc.
				32,875
								242,453.13



Tice Tech, Inc. warrants
				182,800
								205,650.00





								$511,584.38



The accompanying Notes to the Financial Statements are and integral part of this statement.
















MONOGENESIS CORPORATION


SUPPLEMENTARY INFORMATION- STATEMENT OF CHANGES IN SURPLUS
FOR THE YEAR ENDED DECEMBER 31, 1997


Common Stock
Paid-In Capital
Accumulated
Deficit

Total
Balance at beginning
of year

$20.50

$89,297.28

$ (108,288.61)

$ (18,970.83)





Additional stock
issued

-








Stock cancelled
(.11)
 .11







Additional capital
contributed









Net income


111,516.64
111,516.64





Balance at end of
year

$20.39

$89,297.39

$3,228.03

$92,545.81



"SEE ACCOUNTANT'S REPORT"





















MONOGENESIS CORPORATION


SUPPLEMENTARY INFORMATION-SELECTED PER SHARE DATA AND RATIONS



1997
1996
1995
Per Share Data



Investment income
$.14
$-
$11.20
Expenses
21.82
19.03
9.30
Investment income-net
(21.68)
(19.03)
1.90




Additional contributions
-
4.88
 .03
Distributions from investment income-net
-
-
-
Net realized & unrealized gain (loss) on securities

317.67

 .13

(.02)
Distributions from realized gains on
securities

----------

---------

------




Net increase/decrease in net asset value
295.99
(14.02)
1.91
Net asset value: Beginning of year
(9.11)
4.91
3.00




End of year
$286.88
$(9.11)
$4.91




Per share market value, End of period
$    ---
$   ---
$  ---




Total investment return
-------
-------
-------




Ratios



Ratio of expenses to average net assets(%)
16
-
235
Ratio of investment income-net to average net assets (%)

-

-

48
Portfolio turnover ratio
-
-
-



"SEE ACCOUNTANT'S REPORT"






GEORGE E. CLARK
Certified Public Accountant
6309 Roswell Road NE
Suite 2-B
Atlanta, Georgia 30328
(404) 256-1218  FAX (404) 256-5634

February 19, 1998

Board of Directors and Stockholders
Monogenesis Corporation
Walker, West Virginia


In planning and performing my audit of the financial statements of Monogenesis
 Corporation for the year ended December 31, 1997, I considered its internal control structure, including procedures for safeguarding securities, in order to determine my auditing procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of Monogenesis Corporation is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control structure policies and procedures. Two of the objectives of an internal control structure ate to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial abatements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be material weaknesses above as of December 31, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



George E. Clark
Certified Public Accountant